CONTINGENCIES AND COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The recorded contingency provisions are detailed below:

Item	03.31.25	12.31.24
Other Contingencies	78,987,810	81,157,187
For Judgment of a Commercial Nature/Legal Matters	33,289,610	33,586,769
For Labor Lawsuits	4,213,095	923,760
For Claims and Cards	200	217
For Guarantees Granted	—	—
For Other Contingencies	41,484,905	46,646,441
For Termination Benefits	260,512,493	349,301,215
Difference due to Dollarization of Judicial Deposits Com. “A” 4686	114,315	119,632
Administrative and disciplinary sanctions	71	—
Total	339,614,689	430,578,034